Simplify Enhanced Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 100.0%
U.S. Treasury Bill, 5.23%, 10/29/2024(a)(b) ..................................... $ 72,500,000 $ 72,233,140
U.S. Treasury Bill, 4.81%, 1/14/2025(a)(b) ...................................... 295,000,000 291,167,059
Total U.S. Treasury Bills (Cost $363,198,792) ....................................... 363,400,199
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $77,
Expires 10/18/24(c) ............................................ 597 4,596,900 2,985
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $78,
Expires 10/18/24(c) ............................................ 6,356 49,576,800 44,492
Nasdaq 100 Index, October Strike Price $17,300, Expires 10/03/24(c) ...... 33 57,090,000 825
Nasdaq 100 Index, October Strike Price $17,700, Expires 10/04/24(c) ...... 31 54,870,000 1,550
Nasdaq 100 Index, October Strike Price $18,150, Expires 10/09/24(c) ...... 38 68,970,000 19,380
Nasdaq 100 Index, October Strike Price $18,000, Expires 10/11/24(c) ...... 28 50,400,000 26,600
Russell 2000 Index, October Strike Price $1,980, Expires 10/03/24(c) ...... 302 59,796,000 3,020
Russell 2000 Index, October Strike Price $2,015, Expires 10/04/24(c) ...... 331 66,696,500 6,620
Russell 2000 Index, October Strike Price $1,990, Expires 10/09/24(c) ...... 365 72,635,000 20,075
Russell 2000 Index, October Strike Price $2,000, Expires 10/11/24(c) ...... 284 56,800,000 34,080
S&P 500 Index, October Strike Price $5,125, Expires 10/03/24(c) ......... 130 66,625,000 1,300
S&P 500 Index, October Strike Price $5,250, Expires 10/04/24(c) ......... 142 74,550,000 5,680
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(c) ......... 591 325,050,000 109,335
S&P 500 Index, October Strike Price $5,300, Expires 10/09/24(c) ......... 151 80,030,000 26,047
S&P 500 Index, October Strike Price $5,290, Expires 10/11/24(c) ......... 122 64,538,000 35,075
SPDR Gold Shares, October Strike Price $220, Expires 10/03/24(c) ....... 6,290 138,380,000 12,580
SPDR Gold Shares, October Strike Price $225, Expires 10/04/24(c) ....... 4,916 110,610,000 12,290
SPDR Gold Shares, October Strike Price $220, Expires 10/11/24(c) ....... 3,095 68,090,000 18,570
SPDR Gold Shares, October Strike Price $225, Expires 10/11/24(c) ....... 4,169 93,802,500 41,690
422,194
Total Purchased Options (Cost $940,855) ............................................ 422,194
Total Investments – 100.1%
(Cost $364,139,647) ........................................................... $ 363,822,393
Liabilities in Excess of Other Assets – (0.1)% ......................................... (297,998)
Net Assets – 100.0% ............................................................ $ 363,524,395
Number of
Contracts Notional Amount
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79,
Expires 10/18/24 .............................................. (597) $ (4,716,300) $ (5,970)
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79.5,
Expires 10/18/24 .............................................. (6,356) (50,530,200) (123,942)
Nasdaq 100 Index, October Strike Price $18,300, Expires 10/03/24 ........ (33) (60,390,000) (2,805)
Nasdaq 100 Index, October Strike Price $18,750, Expires 10/04/24 ........ (31) (58,125,000) (5,425)
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/09/24 ........ (38) (72,200,000) (78,660)

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Number of
Contracts Notional Amount Value
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/11/24 ........ (28) $ (53,200,000) $ (102,900)
Russell 2000 Index, October Strike Price $2,090, Expires 10/03/24 ........ (302) (63,118,000) (9,060)
Russell 2000 Index, October Strike Price $2,115, Expires 10/04/24 ........ (331) (70,006,500) (45,513)
Russell 2000 Index, October Strike Price $2,080, Expires 10/09/24 ........ (365) (75,920,000) (66,613)
Russell 2000 Index, October Strike Price $2,100, Expires 10/11/24 ........ (284) (59,640,000) (133,480)
S&P 500 Index, October Strike Price $5,375, Expires 10/03/24 ........... (130) (69,875,000) (1,950)
S&P 500 Index, October Strike Price $5,480, Expires 10/04/24 ........... (142) (77,816,000) (12,425)
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (591) (313,230,000) (45,802)
S&P 500 Index, October Strike Price $5,515, Expires 10/09/24 ........... (151) (83,276,500) (68,705)
S&P 500 Index, October Strike Price $5,520, Expires 10/11/24 ............ (122) (67,344,000) (103,090)
SPDR Gold Shares, October Strike Price $227, Expires 10/03/24 ......... (6,290) (142,783,000) (25,160)
SPDR Gold Shares, October Strike Price $234, Expires 10/04/24 ......... (4,916) (115,034,400) (61,450)
SPDR Gold Shares, October Strike Price $234, Expires 10/11/24 ......... (7,264) (169,977,600) (297,824)
(1,190,774)
Total Written Options (Premiums Received $2,774,831) ................................. $ (1,190,774)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $78,009,530 have been pledged as collateral for options as of September 30, 2024.
(c) Held in connection with Written Options.
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.0%
Purchased Options ............................................................................... 0.1%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%